      As filed with Securities and Exchange Commission on January 23, 2009.

                                                            File Nos. 333-147008
                                                                       811-08810

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 5                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                   Amendment No. 8                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        C/O AIG RETIREMENT SERVICES, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on February 13, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on            pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                EXPLANATORY NOTE


        Designation of New Effective Date for Previously Filed Amendment



Post-Effective Amendment No. 4 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 7 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on November 26, 2008 and pursuant to Rule 485 (a) (1) would have become effective on January 26, 2009.



Post-Effective Amendment No. 5 and Amendment No. 8 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485 (b)(1)(iii) for the sole purpose of designating February 13, 2009 as the new date upon which the Amendments shall become effective.



Parts A, B, and C are Incorporated by Reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-147008 and 811-08810, filed on November 26, 2008, Accession No. 0000950148-08-000433.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 and Amendment No. 8; File Nos. 333-147008 and 811-08810, to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 16th day of January, 2009.



                                        FS VARIABLE SEPARATE ACCOUNT

                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY

                                        By:        /s/ JAY S. WINTROB

                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY
                                        (Depositor)

                                        By:        /s/ JAY S. WINTROB

                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President     January 16, 2009
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                  January 16, 2009
-----------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                           Director                  January 16, 2009
-----------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                              Director                  January 16, 2009
-----------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                              Director                  January 16, 2009
-----------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III*                          Director                  January 16, 2009
-----------------------------
CECIL C. GAMWELL III

          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----


N. SCOTT GILLIS*                     Senior Vice President, Chief        January 16, 2009
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


JANA W. GREER*                                 Director                  January 16, 2009
-----------------------------
JANA W. GREER


JACK R. HARNES*                                Director                  January 16, 2009
-----------------------------
JACK R. HARNES


DAVID L. HERZOG*                               Director                  January 16, 2009
-----------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                Director                  January 16, 2009
-----------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                            Director                  January 16, 2009
-----------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                          Director                  January 16, 2009
-----------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                   Senior Vice President and          January 16, 2009
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MANDA GHAFERI                          Attorney-in-Fact              January 16, 2009
-----------------------------
*MANDA GHAFERI